DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ 31,218	$ (961)	$ 4,273
Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income	(16,453)	(5,861)	$ 8,741
Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	31,218	(961)
Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income	16,453	5,861
Amount Excluded from Effectiveness Testing Recognized in Income (Loss)	(252)	0
Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	0	0
Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income	0	0
Amount Excluded from Effectiveness Testing Recognized in Income (Loss)	0	0
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	31,218	(961)
Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income	16,453	5,861
Amount Excluded from Effectiveness Testing Recognized in Income (Loss)	(252)	0
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	0	0
Realized Loss (gains) on Derivative Reclassified from Accumulated Other Comprehensive Income	0	0
Amount Excluded from Effectiveness Testing Recognized in Income (Loss)	$ 0	$ 0